UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

      ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 220
      St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Corporation Service Company
251 Little Falls Drive
      Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ARK Genomic Revolution ETF

ARKG | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2025

This semi-annual shareholder report contains important information about ARK Genomic Revolution ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$38	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$1,183,025,575
Total number of portfolio holdings	36
Period portfolio turnover rate	20%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	99.3%
Information Technology	0.6%
Financials (Money Market Fund)	0.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Autonomous Technology & Robotics ETF

ARKQ | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2025

This semi-annual shareholder report contains important information about ARK Autonomous Technology & Robotics ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$46	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$1,012,396,740
Total number of portfolio holdings	37
Period portfolio turnover rate	14%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	39.5%
Information Technology	31.0%
Consumer Discretionary	19.0%
Communication Services	6.5%
Utilities	1.7%
Energy	1.2%
Health Care	1.1%
Financials (Money Market Fund)	0.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Innovation ETF

ARKK | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2025

This semi-annual shareholder report contains important information about ARK Innovation ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$45	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$6,780,306,613
Total number of portfolio holdings	34
Period portfolio turnover rate	18%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	22.3%
Communication Services	21.1%
Financials	18.6%
Information Technology	18.1%
Consumer Discretionary	17.2%
Industrials	2.4%
Financials (Money Market Fund)	0.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Next Generation Internet ETF

ARKW | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2025

This semi-annual shareholder report contains important information about ARK Next Generation Internet ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Internet ETF	$48	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$1,909,752,538
Total number of portfolio holdings	39
Period portfolio turnover rate	13%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	30.8%
Information Technology	26.6%
Communication Services	25.5%
Consumer Discretionary	17.0%
Financials (Money Market Fund)	0.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Fintech Innovation ETF

ARKF | NYSE Arca, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2025

This semi-annual shareholder report contains important information about ARK Fintech Innovation ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Fintech Innovation ETF	$48	0.75%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$1,123,381,085
Total number of portfolio holdings	36
Period portfolio turnover rate	9%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	48.7%
Communication Services	20.3%
Information Technology	20.2%
Consumer Discretionary	9.8%
Real Estate	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Space Exploration & Innovation ETF

ARKX | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2025

This semi-annual shareholder report contains important information about ARK Space Exploration & Innovation ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Space Exploration & Innovation ETF	$44	0.73%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$314,795,335
Total number of portfolio holdings	33
Period portfolio turnover rate	10%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	57.4%
Information Technology	24.7%
Communication Services	10.1%
Consumer Discretionary	6.1%
Equity Fund	1.5%
Financials (Money Market Fund)	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

The 3D Printing ETF

PRNT | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2025

This semi-annual shareholder report contains important information about The 3D Printing ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK The 3D Printing ETF	$35	0.67%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$90,761,726
Total number of portfolio holdings	52
Period portfolio turnover rate	15%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	41.4%
Industrials	32.8%
Health Care	13.7%
Materials	5.6%
Consumer Discretionary	5.5%
Financials (Money Market Fund)	0.9%
Consumer Staples	0.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Israel Innovative Technology ETF

IZRL | Cboe BZX Exchange, Inc.

SEMI ANNUAL SHAREHOLDER REPORT  |  JANUARY 31, 2025

This semi-annual shareholder report contains important information about ARK Israel Innovative Technology ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$28	0.51%

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$104,012,986
Total number of portfolio holdings	54
Period portfolio turnover rate	27%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	54.6%
Industrials	15.3%
Health Care	13.0%
Communication Services	11.3%
Consumer Discretionary	5.6%
Financials (Money Market Fund)	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual Financial Statements are attached herewith.

Schedule of Investments ARK Genomic Revolution ETF
January 31, 2025 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.6%
Biotechnology – 59.6%
Absci Corp.*†	8,605,933	$31,928,011
Amgen, Inc.	64,406	18,382,761
Arcturus Therapeutics Holdings, Inc.*†	1,876,909	31,851,146
Beam Therapeutics, Inc.*	1,719,304	44,564,360
CareDx, Inc.*	2,271,241	52,919,915
Compass Pathways PLC (United Kingdom)*(a)	1,685,677	7,265,268
CRISPR Therapeutics AG (Switzerland)*	1,847,381	76,832,576
Exact Sciences Corp.*	76,730	4,300,717
Incyte Corp.*	156,814	11,629,326
Intellia Therapeutics, Inc.*	2,904,766	29,977,185
Ionis Pharmaceuticals, Inc.*	994,476	31,723,784
Natera, Inc.*	323,323	57,202,305
Nurix Therapeutics, Inc.*	1,484,259	29,254,745
Prime Medicine, Inc.*	2,372,677	6,643,496
Recursion Pharmaceuticals, Inc., Class A*	11,358,971	82,238,950
Regeneron Pharmaceuticals, Inc.*	12,806	8,618,182
Repare Therapeutics, Inc. (Canada)*	1,941,770	2,368,959
Twist Bioscience Corp.*	2,122,970	111,179,939
Veracyte, Inc.*	1,204,913	54,799,443
Vertex Pharmaceuticals, Inc.*	24,552	11,335,167
Total Biotechnology		705,016,235
Electronic Equipment, Instruments & Components – 0.6%
908 Devices, Inc.*†	2,707,225	6,768,063
Health Care Equipment & Supplies – 3.3%
Butterfly Network, Inc.*	6,556,670	26,161,113
Cerus Corp.*	7,110,253	13,296,173
Total Health Care Equipment & Supplies		39,457,286
Health Care Providers & Services – 7.1%
Accolade, Inc.*	2,774,550	19,116,649
Guardant Health, Inc.*	1,396,557	65,610,248
Total Health Care Providers & Services		84,726,897
Health Care Technology – 5.8%
Schrodinger, Inc.*	2,142,890	53,732,967
Veeva Systems, Inc., Class A*	63,819	14,886,420
Total Health Care Technology		68,619,387
Life Sciences Tools & Services – 23.2%
10X Genomics, Inc., Class A*	2,771,595	41,573,925
Adaptive Biotechnologies Corp.*†	7,992,831	61,944,440
Illumina, Inc.*	153,224	20,338,954
Pacific Biosciences of California, Inc.*	12,123,040	18,669,482
Personalis, Inc.*†	6,572,229	34,307,036
Quantum-Si, Inc.*†	8,137,889	16,113,020
Standard BioTools, Inc.*	3,224,624	4,998,167
Tempus AI, Inc.*	1,330,527	76,358,944
Total Life Sciences Tools & Services		274,303,968
Total Common Stocks (Cost $2,971,805,326)		1,178,891,836
Investments	Shares	Value
MONEY MARKET FUND – 0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.28%(b) (Cost $798,248)	798,248	$798,248
Total Investments – 99.7% (Cost $2,972,603,574)		1,179,690,084
Other Assets in Excess of Liabilities – 0.3%		3,335,491
Net Assets – 100.0%		$1,183,025,575

†      Affiliated security

*      Non-income producing security

(a)   American Depositary Receipt

(b)   Rate shown represents annualized 7-day yield as of January 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Genomic Revolution ETF
January 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025(a)
Common Stocks — 15.5%
Biotechnology — 5.4%
Absci Corp.	24,990,376	35,902,777	(24,014,417)	1,356,927	(6,307,652)	—	—	8,605,933	31,928,011
Arcturus Therapeutics Holdings, Inc.	45,569,126	33,849,177	(34,454,961)	(1,386,672)	(11,725,524)	—	—	1,876,909	31,851,146
CareDx, Inc.^	97,345,523	47,886,200	(115,893,131)	(80,401,841)	—	103,983,164	—	2,271,241	52,919,915
Repare Therapeutics, Inc.^	9,725,317	3,907,875	(5,840,905)	(17,698,463)	—	12,275,135	—	1,941,770	2,368,959
Electronic Equipment, Instruments & Components — 0.6%
908 Devices, Inc.	22,657,608	6,777,219	(11,184,725)	(42,512,578)	31,030,539	—	—	2,707,225	6,768,063
Health Care Equipment & Supplies — 0.0%
Butterfly Network, Inc.^	11,946,968	15,910,656	(26,105,046)	(50,583,244)	—	74,991,779	—	6,556,670	26,161,113
Health Care Providers & Services — 0.0%
Accolade, Inc.^	22,871,518	15,130,684	(31,351,383)	(102,252,356)	—	114,718,186	—	2,774,550	19,116,649
Life Sciences Tools & Services — 9.5%
Adaptive Biotechnologies Corp.	54,689,649	42,597,907	(66,135,689)	(93,366,036)	124,158,609	—	—	7,992,831	61,944,440
Personalis, Inc.	22,038,148	33,928,818	(31,315,939)	(70,088)	9,726,097	—	—	6,572,229	34,307,036
Quantum-Si, Inc.	13,382,946	10,944,797	(21,700,180)	(24,366,051)	37,851,508	—	—	8,137,889	16,113,020
	$325,217,179	$246,836,110	$(367,996,376)	$(411,280,402)	$184,733,577	$305,968,264	$ —	49,437,247	$283,478,352

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of January 31, 2025.

^     As of January 31, 2025, the company is no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2025, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,178,891,836	$ —	$ —	$1,178,891,836
Money Market Fund	798,248	—	—	798,248
Total	$1,179,690,084	$ —	$ —	$1,179,690,084

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Autonomous Technology & Robotics ETF
January 31, 2025 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 100.0%
Aerospace & Defense – 27.5%
AeroVironment, Inc.*	169,105	$30,464,266
Archer Aviation, Inc., Class A*	6,076,358	57,421,583
BWX Technologies, Inc.	94,922	10,719,541
Elbit Systems Ltd. (Israel)	45,716	13,968,524
Intuitive Machines, Inc.*	267,642	5,802,479
Kratos Defense & Security Solutions, Inc.*	2,929,103	97,744,167
Lockheed Martin Corp.	16,212	7,505,345
Rocket Lab USA, Inc.*	1,894,135	55,024,622
Total Aerospace & Defense		278,650,527
Automobile Components – 0.6%
Magna International, Inc. (Canada)	161,171	6,393,654
Automobiles – 15.4%
BYD Co. Ltd. (China)(a)	162,549	11,391,434
Tesla, Inc.*	357,348	144,583,001
Total Automobiles		155,974,435
Broadline Retail – 3.0%
Amazon.com, Inc.*	128,090	30,444,431
Diversified Telecommunication – 4.6%
Iridium Communications, Inc.	1,621,161	46,608,379
Electric Utilities – 1.7%
Oklo, Inc.*	403,960	16,808,776
Electronic Equipment, Instruments & Components – 5.3%
Teledyne Technologies, Inc.*	22,339	11,422,601
Trimble, Inc.*	563,576	42,245,657
Total Electronic Equipment, Instruments & Components		53,668,258
Health Care Equipment & Supplies – 1.1%
Intuitive Surgical, Inc.*	18,957	10,841,129
Interactive Media & Services – 1.9%
Alphabet, Inc., Class C	92,912	19,102,707
Machinery – 8.1%
3D Systems Corp.*	2,594,928	9,341,741
Caterpillar, Inc.	20,856	7,746,753
Deere & Co.	67,806	32,313,627
Komatsu Ltd. (Japan)(a)	885,560	26,726,201
Symbotic, Inc.*	183,696	5,391,477
Total Machinery		81,519,799
Oil, Gas & Consumable Fuels – 1.2%
Cameco Corp. (Canada)	251,593	12,438,758
Passenger Airlines – 3.9%
Blade Air Mobility, Inc.*†	5,480,931	21,101,584
Joby Aviation, Inc.*	2,217,771	18,318,789
Total Passenger Airlines		39,420,373
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 15.4%
Advanced Micro Devices, Inc.*	183,232	$21,245,750
NVIDIA Corp.	122,615	14,722,383
QUALCOMM, Inc.	62,300	10,773,539
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	121,542	25,441,171
Teradyne, Inc.	726,845	84,161,383
Total Semiconductors & Semiconductor Equipment		156,344,226
Software – 10.3%
ANSYS, Inc.*	18,342	6,428,871
Aurora Innovation, Inc.*	2,349,403	15,975,940
Palantir Technologies, Inc., Class A*	508,396	41,937,586
Synopsys, Inc.*	19,816	10,412,912
UiPath, Inc., Class A*	2,087,028	29,677,538
Total Software		104,432,847
Total Common Stocks (Cost $908,736,149)		1,012,648,299
MONEY MARKET FUND – 0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund, 4.28%(c) (Cost $207,920)	207,920	207,920
Total Investments – 100.0% (Cost $908,944,069)		1,012,856,219
Liabilities in Excess of Other Assets – (0.0)%(b)		(459,479)
Net Assets – 100.0%		$1,012,396,740

†      Affiliated security

*      Non-income producing security

(a)   American Depositary Receipt

(b)   Less than 0.05%

(c)   Rate shown represents annualized 7-day yield as of January 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Autonomous Technology & Robotics ETF
January 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025(a)
Common Stock — 2.1%
Passenger Airlines — 2.1%
Blade Air Mobility, Inc.	17,534,702	2,794,207	(2,142,723)	(37,689)	2,953,087	—	—	5,480,931	21,101,584
	$17,534,702	$2,794,207	$(2,142,723)	$(37,689)	$2,953,087	$ —	$ —	5,480,931	$21,101,584

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of January 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2025, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,012,648,299	$ —	$ —	$1,012,648,299
Money Market Fund	207,920	—	—	207,920
Total	$1,012,856,219	$ —	$ —	$1,012,856,219

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Innovation ETF
January 31, 2025 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 2.4%
Archer Aviation, Inc., Class A*	16,924,247	$159,934,134
Automobiles – 13.4%
Tesla, Inc.*	2,249,412	910,112,095
Biotechnology – 14.7%
Beam Therapeutics, Inc.*†	4,694,377	121,678,252
CRISPR Therapeutics AG (Switzerland)*†	6,808,945	283,184,022
Intellia Therapeutics, Inc.*†	8,733,345	90,128,120
Natera, Inc.*	480,075	84,934,869
Prime Medicine, Inc.*	2,186,956	6,123,477
Recursion Pharmaceuticals, Inc., Class A*†	18,859,124	136,540,058
Twist Bioscience Corp.*†	3,008,312	157,545,300
Veracyte, Inc.*	2,635,678	119,870,635
Total Biotechnology		1,000,004,733
Broadline Retail – 1.9%
Amazon.com, Inc.*	549,777	130,670,998
Capital Markets – 13.6%
Coinbase Global, Inc., Class A*	1,975,981	575,662,545
Robinhood Markets, Inc., Class A*	6,668,445	346,425,718
Total Capital Markets		922,088,263
Consumer Finance – 1.3%
SoFi Technologies, Inc.*	5,340,350	84,270,723
Entertainment – 15.8%
ROBLOX Corp., Class A*	6,370,488	452,750,582
Roku, Inc.*†	7,466,340	617,914,298
Total Entertainment		1,070,664,880
Financial Services – 3.8%
Block, Inc.*	2,834,072	257,390,419
Health Care Equipment & Supplies – 0.3%
Cerus Corp.*†	11,754,333	21,980,603
Hotels, Restaurants & Leisure – 1.9%
DraftKings, Inc., Class A*	3,095,995	129,876,990
Interactive Media & Services – 3.7%
Meta Platforms, Inc., Class A	251,560	173,370,121
Pinterest, Inc., Class A*	2,392,706	78,863,590
Total Interactive Media & Services		252,233,711
Investments	Shares	Value
IT Services – 4.3%
Shopify, Inc., Class A (Canada)*	2,501,064	$292,124,275
Life Sciences Tools & Services – 7.3%
10X Genomics, Inc., Class A*†	8,740,410	131,106,150
Illumina, Inc.*	661,786	87,845,473
Pacific Biosciences of California, Inc.*†	21,103,511	32,499,407
Tempus AI, Inc.*	4,254,076	244,141,422
Total Life Sciences Tools & Services		495,592,452
Media – 1.6%
Trade Desk, Inc. (The), Class A*	893,534	106,044,615
Semiconductors & Semiconductor Equipment – 3.0%
Advanced Micro Devices, Inc.*	709,346	82,248,669
Teradyne, Inc.	1,060,813	122,831,537
Total Semiconductors & Semiconductor Equipment		205,080,206
Software – 10.8%
Gitlab, Inc., Class A*	1,105,306	80,422,065
PagerDuty, Inc.*†	6,805,521	126,038,249
Palantir Technologies, Inc., Class A*	4,322,372	356,552,466
UiPath, Inc., Class A*	11,699,064	166,360,690
Total Software		729,373,470
Total Common Stocks (Cost $8,733,768,677)		6,767,442,567
MONEY MARKET FUND – 0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.28%(a) (Cost $19,330,348)	19,330,348	19,330,348
Total Investments – 100.1% (Cost $8,753,099,025)		6,786,772,915
Liabilities in Excess of Other Assets – (0.1)%		(6,466,302)
Net Assets – 100.0%		$6,780,306,613

*     Non-income producing security

†     Affiliated security

(a)   Rate shown represents annualized 7-day yield as of January 31, 2025.
See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Innovation ETF
January 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025(a)
Common Stocks — 23.0%
Aerospace & Defense — 0.0%
Archer Aviation, Inc.^	65,008,132	101,643,581	(110,399,322)	27,952,115	—	75,729,628	—	16,924,247	159,934,134
Biotechnology — 9.3%
Beam Therapeutics, Inc.	155,963,970	92,142,036	(98,080,848)	(43,737,810)	15,390,904	—	—	4,694,377	121,678,252
CRISPR Therapeutics AG	302,476,878	278,942,685	(205,169,927)	(3,589,112)	(89,476,502)	—	—	6,808,945	283,184,022
Intellia Therapeutics, Inc.	218,386,385	109,623,839	(103,185,545)	(1,921,951)	(132,774,608)	—	—	8,733,345	90,128,120
Recursion Pharmaceuticals, Inc.	140,475,692	106,130,990	(94,665,078)	2,338,101	(17,739,647)	—	—	18,859,124	136,540,058
Twist Bioscience Corp.	165,426,030	106,469,780	(106,574,853)	(13,880,802)	6,105,145	—	—	3,008,312	157,545,300
Veracyte, Inc.^	92,262,048	61,404,686	(100,074,611)	(11,682,551)	—	77,961,063	—	2,635,678	119,870,635
Entertainment — 9.1%
Roku, Inc.	512,438,347	357,590,943	(456,605,672)	(22,491,515)	226,982,195	—	—	7,466,340	617,914,298
Health Care Equipment & Supplies — 0.3%
Cerus Corp.	22,993,572	18,163,707	(15,623,173)	(3,400,232)	(153,271)	—	—	11,754,333	21,980,603
Life Sciences Tools & Services — 2.4%
10X Genomics, Inc.	163,159,368	111,909,732	(102,566,291)	6,472,650	(47,869,309)	—	—	8,740,410	131,106,150
Pacific Biosciences of California, Inc.	38,446,666	33,538,692	(27,517,021)	(6,915,854)	(5,053,076)	—	—	21,103,511	32,499,407
Software — 1.9%
PagerDuty, Inc.	167,426,710	82,935,710	(105,138,814)	(3,864,584)	(15,320,773)	—	—	6,805,521	126,038,249
	$2,044,463,798	$1,460,496,381	$(1,525,601,154)	$(74,721,545)	$(59,908,942)	$153,690,691	$—	117,534,143	$1,998,419,228

^     As of January 31, 2025, the company is no longer considered to be an affiliated security.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of January 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2025, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$6,767,442,567	$ —	$ —	$6,767,442,567
Money Market Fund	19,330,348	—	—	19,330,348
Total	$6,786,772,915	$ —	$ —	$6,786,772,915

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Next Generation Internet ETF (consolidated)
January 31, 2025 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 87.4%
Automobiles – 10.1%
Tesla, Inc.*	479,134	$193,857,617
Banks – 0.0%(a)
NU Holdings Ltd., Class A (Brazil)*	200	2,648
Broadline Retail – 2.9%
Amazon.com, Inc.*	129,266	30,723,943
MercadoLibre, Inc. (Brazil)*	12,985	24,959,637
Total Broadline Retail		55,683,580
Capital Markets – 12.7%
Coinbase Global, Inc., Class A*	401,976	117,107,668
Robinhood Markets, Inc., Class A*	2,399,993	124,679,636
Total Capital Markets		241,787,304
Entertainment – 15.7%
ROBLOX Corp., Class A*	1,784,375	126,815,531
Roku, Inc.*	1,727,060	142,931,486
Spotify Technology SA*	55,940	30,685,887
Total Entertainment		300,432,904
Financial Services – 5.6%
Adyen NV (Netherlands)*(b)	6,494	104,359
Block, Inc.*	930,187	84,479,583
Toast, Inc., Class A*	536,260	21,943,759
Total Financial Services		106,527,701
Hotels, Restaurants & Leisure – 4.0%
DraftKings, Inc., Class A*	914,294	38,354,633
Genius Sports Ltd. (United Kingdom)*	4,277,999	37,774,731
Total Hotels, Restaurants & Leisure		76,129,364
Interactive Media & Services – 8.3%
Meta Platforms, Inc., Class A	124,943	86,108,217
Nextdoor Holdings, Inc.*	6,638,659	17,393,287
Pinterest, Inc., Class A*	755,763	24,909,948
Reddit, Inc., Class A*	147,300	29,393,715
Total Interactive Media & Services		157,805,167
IT Services – 6.0%
Cloudflare, Inc., Class A*	288,165	39,882,036
Shopify, Inc., Class A (Canada)*	632,936	73,926,925
Total IT Services		113,808,961
Media – 1.5%
Trade Desk, Inc. (The), Class A*	246,897	29,301,736
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 3.8%
Advanced Micro Devices, Inc.*	214,041	$24,818,054
NVIDIA Corp.	139,280	16,723,350
QUALCOMM, Inc.	70,856	12,253,128
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(b)	88,532	18,531,518
Total Semiconductors & Semiconductor Equipment		72,326,050
Software – 15.9%
Crowdstrike Holdings, Inc., Class A*	98,101	39,051,065
Datadog, Inc., Class A*	119,435	17,044,569
Gitlab, Inc., Class A*	395,440	28,772,214
Microsoft Corp.	28,965	12,022,213
PagerDuty, Inc.*	1,278,774	23,682,895
Palantir Technologies, Inc., Class A*	1,029,607	84,932,281
Rubrik, Inc., Class A*	405,233	29,691,422
Salesforce.com, Inc.	54,076	18,477,769
UiPath, Inc., Class A*	1,946,800	27,683,496
Unity Software, Inc.*	1,048,351	23,273,392
Total Software		304,631,316
Technology Hardware, Storage & Peripherals – 0.9%
Pure Storage, Inc., Class A*	263,858	17,886,934
Total Common Stocks (Cost $1,333,094,900)		1,670,181,282
EXCHANGE-TRADED FUNDS – 12.6%
Financials –12.6%
3iQ Ether Staking ETF (Canada)*†	1,475,547	19,239,423
ARK 21Shares Bitcoin ETF†	2,172,360	220,125,239
Total Financials		239,364,662
Total Exchange-Traded Funds (Cost $107,171,298)		239,364,662
MONEY MARKET FUND – 0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.28%(c) (Cost $1,268,707)	1,268,707	1,268,707
Total Investments – 100.1% (Cost $1,441,534,905)		1,910,814,651
Liabilities in Excess of Other Assets – (0.1)%		(1,062,113)
Net Assets – 100.0%		$1,909,752,538

†     Affiliated security

*     Non-income producing security

(a)   Less than 0.05%

(b)  American Depositary Receipt

(c)   Rate shown represents annualized 7-day yield as of January 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Next Generation Internet ETF (consolidated)
January 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025(a)
Exchange-Traded Funds — 12.5%
Financials — 12.5%
3iQ Ether Staking ETF	—	21,064,390	(1,976,447)	(199,183)	350,663	—	—	1,475,547	19,239,423
ARK 21Shares Active Ethereum Futures Strategy ETF	744,116	—	(559,671)	(155,855)	(28,590)	—	—	—	—
ARK 21Shares Bitcoin ETF	153,959,889	—	(13,282,453)	5,034,567	74,413,236	—	—	2,172,360	220,125,239
	$154,704,005	$21,064,390	$(15,818,571)	$4,679,529	$74,735,309	$ —	$ —	3,647,907	$239,364,662

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of January 31, 2025.

^     As of January 31, 2025, the company is no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2025, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,670,181,282	$ —	$ —	$1,670,181,282
Exchange-Traded Funds	239,364,662	—	—	239,364,662
Money Market Fund	1,268,707	—	—	1,268,707
Total	$1,910,814,651	$ —	$ —	$1,910,814,651

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Fintech Innovation ETF (consolidated)
January 31, 2025 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 93.2%
Banks – 1.4%
NU Holdings Ltd., Class A (Brazil)*	1,159,319	$15,349,384
Broadline Retail – 6.1%
Amazon.com, Inc.*	46,224	10,986,520
Global-e Online Ltd. (Israel)*	425,445	25,479,901
MercadoLibre, Inc. (Brazil)*	16,666	32,035,219
Total Broadline Retail		68,501,640
Capital Markets – 17.9%
Coinbase Global, Inc., Class A*	359,189	104,642,531
Futu Holdings Ltd. (Hong Kong)(a)	128,243	12,394,686
Intercontinental Exchange, Inc.	62,515	9,991,772
Robinhood Markets, Inc., Class A*	1,430,468	74,312,813
Total Capital Markets		201,341,802
Consumer Finance – 5.3%
Kaspi.KZ JSC (Kazakhstan)(a)	115,817	11,014,196
SoFi Technologies, Inc.*	3,049,724	48,124,645
Total Consumer Finance		59,138,841
Entertainment – 10.7%
ROBLOX Corp., Class A*	624,485	44,382,149
Roku, Inc.*	440,475	36,453,711
Sea Ltd. (Singapore)*(a)	172,707	21,033,986
Spotify Technology SA*	33,824	18,554,155
Total Entertainment		120,424,001
Financial Services – 15.8%
Adyen NV (Netherlands)*(b)	20,525	33,429,379
AvidXchange Holdings, Inc.*	975,982	10,345,409
Block, Inc.*	723,588	65,716,262
PayPal Holdings, Inc.*	171,218	15,166,491
Toast, Inc., Class A*	1,290,481	52,806,483
Total Financial Services		177,464,024
Hotels, Restaurants & Leisure – 3.7%
DraftKings, Inc., Class A*	985,973	41,361,567
Insurance – 1.5%
Discovery Ltd. (South Africa)	1,744,230	16,898,468
Interactive Media & Services – 8.1%
LY Corp. (Japan)	4,605,596	13,508,402
Meta Platforms, Inc., Class A	43,914	30,264,651
Pinterest, Inc., Class A*	810,975	26,729,736
Reddit, Inc., Class A*	105,248	21,002,238
Total Interactive Media & Services		91,505,027
IT Services – 9.6%
Shopify, Inc., Class A (Canada)*	927,751	108,361,317
Media – 1.5%
Ibotta, Inc., Class A*	224,090	16,246,525
Investments	Shares	Value
Real Estate Management & Development – 1.0%
Zillow Group, Inc., Class C*	140,250	$11,531,355
Semiconductors & Semiconductor Equipment – 1.0%
NVIDIA Corp.	91,410	10,975,599
Software – 9.6%
BILL Holdings Inc*	166,785	16,139,784
Crowdstrike Holdings, Inc., Class A*	38,133	15,179,603
Intuit, Inc.	21,431	12,890,961
Palantir Technologies, Inc., Class A*	485,693	40,064,816
UiPath, Inc., Class A*	1,685,601	23,969,246
Total Software		108,244,410
Total Common Stocks (Cost $889,849,128)		1,047,343,960
EXCHANGE-TRADED FUNDS – 6.8%
Financial Services – 6.8%
3iQ Ether Staking ETF (Canada)*†	886,193	11,554,930
ARK 21Shares Bitcoin ETF*†	636,601	64,506,779
Total Financial Services		76,061,709
Total Exchange – Traded Funds (Cost $51,854,434)		76,061,709
Total Investments – 100.0% (Cost $941,703,562)		1,123,405,669
Liabilities in Excess of Other Assets – (0.0)%(c)		(24,584)
Net Assets – 100.0%		$1,123,381,085

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)   Less than 0.05%

(d)  The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of January 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Fintech Innovation ETF (consolidated)
January 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025(a)
Financial Services — 6.8%
3iQ Ether Staking ETF
—	13,101,357	(1,680,555)	(118,340)	252,468	—	—	886,193	11,554,930
ARK 21Shares Bitcoin ETF
41,050,779	462,420	—	—	22,993,580	—	—	636,601	64,506,779
$ 41,050,779	$13,563,777	$(1,680,555)	$(118,340)	$23,246,048	$ —	$ —	1,522,794	$76,061,709

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of January 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2025, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,047,343,960	$ —	$ —	$1,047,343,960
Exchange-Traded Funds	76,061,709	—	—	76,061,709
Total	$1,123,405,669	$ —	$ —	$1,123,405,669

‡        Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Space Exploration & Innovation ETF
January 31, 2025 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 98.2%
Aerospace & Defense – 41.8%
AeroVironment, Inc.*	86,312	$15,549,107
Airbus SE (France)	19,142	3,318,648
Archer Aviation, Inc., Class A*	2,228,050	21,055,073
Elbit Systems Ltd. (Israel)	15,796	4,826,468
HEICO Corp.	15,717	3,755,420
Intuitive Machines, Inc.*	163,424	3,543,032
Kratos Defense & Security Solutions, Inc.*	900,324	30,043,812
L3Harris Technologies, Inc.	50,505	10,707,565
Lockheed Martin Corp.	5,961	2,759,645
Rocket Lab USA, Inc.*	1,059,787	30,786,812
Thales SA (France)	32,636	5,285,004
Total Aerospace & Defense		131,630,586
Air Freight & Logistics – 1.4%
JD Logistics, Inc. (China)*(a)	2,495,425	4,272,253
Broadline Retail – 4.2%
Amazon.com, Inc.*	55,870	13,279,182
Diversified Telecommunication – 8.0%
Iridium Communications, Inc.	873,613	25,116,374
Electronic Equipment, Instruments & Components – 7.4%
Teledyne Technologies, Inc.*	7,756	3,965,875
Trimble, Inc.*	259,685	19,465,988
Total Electronic Equipment, Instruments & Components		23,431,863
Household Durables – 1.9%
Garmin Ltd.	27,821	6,005,163
Industrial Conglomerates – 1.2%
Honeywell International, Inc.	16,816	3,762,075
Interactive Media & Services – 2.1%
Alphabet, Inc., Class C	32,637	6,710,167
Machinery – 6.9%
3D Systems Corp.*	622,124	2,239,646
Deere & Co.	17,568	8,372,206
Komatsu Ltd. (Japan)	363,588	11,102,568
Total Machinery		21,714,420
Passenger Airlines – 6.0%
Blade Air Mobility, Inc.*	2,479,745	9,547,018
Joby Aviation, Inc.*	1,112,742	9,191,249
Total Passenger Airlines		18,738,267
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 7.8%
Advanced Micro Devices, Inc.*	41,053	$4,760,095
Teradyne, Inc.	170,138	19,700,279
Total Semiconductors & Semiconductor Equipment		24,460,374
Software – 9.5%
ANSYS, Inc.*	7,967	2,792,434
Dassault Systemes SE (France)	159,507	6,254,852
Palantir Technologies, Inc., Class A*	172,298	14,212,862
Synopsys, Inc.*	5,940	3,121,351
UiPath, Inc., Class A*	254,640	3,620,981
Total Software		30,002,480
Total Common Stocks (Cost $264,544,870)		309,123,204
EXCHANGE – TRADED FUND – 1.5%
Equity Fund – 1.5%
The 3D Printing ETF† (Cost $8,248,606)	212,058	$4,671,638
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.28%(b) (Cost $711,000)	711,000	711,000
Total Investments – 99.9% (Cost $273,504,476)		314,505,842
Other Assets in Excess of Liabilities – 0.1%		289,493
Net Assets – 100.0%		$314,795,335

†     Affiliated security

*     Non-income producing security

(a)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of January 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Space Exploration & Innovation ETF
January 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025(a)
Exchange-Traded Fund — 1.5%
Equity Fund — 1.5%
The 3D Printing ETF
6,297,105	—	(1,838,035)	(1,872,212)	2,084,780	—	22,652	212,058	4,671,638
$6,297,105	$ —	$(1,838,035)	$(1,872,212)	$2,084,780	$ —	$22,652	212,058	$4,671,638

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of January 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2025, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$309,123,204	$ —	$ —	$309,123,204
Exchange-Traded Fund	4,671,638	—	—	4,671,638
Money Market Fund	711,000	—	—	711,000
Total	$314,505,842	$ —	$ —	$314,505,842

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments The 3D Printing ETF
January 31, 2025 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 98.8%
Aerospace & Defense – 5.8%
General Electric Co.	6,917	$1,408,094
Hexcel Corp.	1,368	89,193
L3Harris Technologies, Inc.	5,700	1,208,457
Melrose Industries PLC (United Kingdom)	183,524	1,395,339
Moog, Inc., Class A	6,083	1,105,038
Total Aerospace & Defense		5,206,121
Air Freight & Logistics – 1.2%
United Parcel Service, Inc., Class B	9,583	1,094,666
Automobile Components – 1.4%
Cie Generale des Etablissements Michelin SCA (France)	37,248	1,298,338
Chemicals – 3.9%
5N Plus, Inc. (Canada)*	16,306	86,840
Arkema SA (France)	1,259	100,568
Avient Corp.	2,307	98,970
DuPont de Nemours, Inc.	1,250	96,000
Eastman Chemical Co.	1,046	104,234
Evonik Industries AG (Germany)	5,402	101,629
Titomic Ltd. (Australia)*	19,513,948	2,850,983
Toray Industries, Inc. (Japan)	14,805	103,047
Total Chemicals		3,542,271
Electrical Equipment – 1.7%
AMETEK, Inc.	8,041	1,484,047
SGL Carbon SE (Germany)*	22,474	88,129
Total Electrical Equipment		1,572,176
Electronic Equipment, Instruments & Components – 10.1%
FARO Technologies, Inc.*	107,949	3,424,142
Hexagon AB, Class B (Sweden)	144,047	1,683,697
Jabil, Inc.	593	96,309
Renishaw PLC (United Kingdom)	88,311	3,947,343
Total Electronic Equipment, Instruments & Components		9,151,491
Health Care Equipment & Supplies – 9.6%
Align Technology, Inc.*	6,470	1,417,642
DENTSPLY SIRONA, Inc.	174,363	3,445,413
Straumann Holding AG (Switzerland)	27,025	3,867,920
Total Health Care Equipment & Supplies		8,730,975
Household Durables – 4.1%
Nikon Corp. (Japan)	343,169	3,696,211
Industrial Conglomerates – 3.9%
3M Co.	689	104,866
Siemens AG (Germany)	15,951	3,432,787
Total Industrial Conglomerates		3,537,653
Life Sciences Tools & Services – 3.9%
BICO Group AB (Sweden)*	1,186,153	3,570,933
Investments	Shares	Value
Machinery – 16.2%
3D Systems Corp.*	1,186,075	$4,269,870
Lincoln Electric Holdings, Inc.	6,414	1,274,975
Markforged Holding Corp.*	1	3
OC Oerlikon Corp. AG (Switzerland)	325,243	1,311,328
Proto Labs, Inc.*	94,994	3,964,100
Sandvik AB (Sweden)	5,165	107,140
Stratasys Ltd.*	405,974	3,779,618
Total Machinery		14,707,034
Metals & Mining – 1.7%
ATI Inc.*	1,668	95,226
Carpenter Technology Corp.	479	92,476
Kaiser Aluminum Corp.	16,744	1,172,080
Materion Corp.	964	97,364
voestalpine AG (Austria)	4,979	104,544
Total Metals & Mining		1,561,690
Software – 23.2%
Altair Engineering, Inc., Class A*	29,652	3,272,098
ANSYS, Inc.*	9,391	3,291,545
Autodesk, Inc.*	11,228	3,495,726
Dassault Systemes SE (France)	91,677	3,594,990
Materialise NV (Belgium)*(a)	477,479	4,001,274
PTC, Inc.*	17,418	3,370,035
Total Software		21,025,668
Technology Hardware, Storage & Peripherals – 8.1%
Eastman Kodak Co.*	13,068	96,573
HP, Inc.	111,663	3,629,047
Nano Dimension Ltd. (Israel)*(a)	1,566,287	3,618,123
Total Technology Hardware, Storage & Peripherals		7,343,743
Trading Companies & Distributors – 4.0%
Xometry, Inc., Class A*	109,298	3,629,786
Total Common Stocks
(Cost $115,153,884)		89,668,756
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $113,882)	1,099	96,019
MONEY MARKET FUND – 0.9%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.28%(b)
(Cost $849,835)	849,835	849,835
Total Investments – 99.8%
(Cost $116,117,601)		90,614,610
Other Assets in Excess of Liabilities – 0.2%		147,116
Net Assets – 100.0%		$90,761,726

*      Non-income producing security

(a)   American Depositary Receipt

(b)  Rate shown represents annualized 7-day yield as of January 31, 2025.
See accompanying Notes to Financial Statements.

Schedule of Investments (continued) The 3D Printing ETF
January 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2025, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$89,668,756	$ —	$ —	$89,668,756
Preferred Stock‡	96,019	—	—	96,019
Money Market Fund	849,835	—	—	849,835
Total	$90,614,610	$ —	$ —	$90,614,610

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Israel Innovative Technology ETF
January 31, 2025 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 8.0%
Aryt Industries Ltd. (Israel)	574,085	$2,135,630
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	17,998	2,102,676
Elbit Systems Ltd. (Israel)	6,587	1,988,122
TAT Technologies Ltd.*	68,805	2,113,438
Total Aerospace & Defense		8,339,866
Automobile Components – 1.8%
Mobileye Global, Inc., Class A (Israel)*	115,987	1,916,685
Biotechnology – 4.0%
Compugen Ltd. (Israel)*	889,669	2,109,853
UroGen Pharma Ltd.*	185,790	2,045,548
Total Biotechnology		4,155,401
Communications Equipment – 5.7%
AudioCodes Ltd. (Israel)	185,117	1,878,938
Gilat Satellite Networks Ltd. (Israel)*	294,105	2,102,851
Ituran Location and Control Ltd. (Israel)	58,927	1,967,572
Total Communications Equipment		5,949,361
Diversified Telecommunication – 1.9%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,216,060	1,934,262
Electronic Equipment, Instruments & Components – 3.9%
Nayax Ltd. (Israel)*	56,509	2,147,970
Telsys Ltd. (Israel)	38,080	1,932,790
Total Electronic Equipment, Instruments & Components		4,080,760
Entertainment – 1.9%
Playtika Holding Corp.	275,372	1,974,417
Health Care Equipment & Supplies – 3.8%
Brainsway Ltd. (Israel)*(a)	188,328	1,979,327
Inmode Ltd.*	116,709	2,008,562
Total Health Care Equipment & Supplies		3,987,889
Health Care Providers & Servic – 1.6%
Nano-X Imaging Ltd. (Israel)*	229,777	1,672,777
Hotels, Restaurants & Leisure – 3.8%
Fattal Holdings 1998 Ltd. (Israel)*	13,779	1,927,496
Isrotel Ltd. (Israel)*	82,549	1,984,185
Total Hotels, Restaurants & Leisure		3,911,681
Interactive Media & Services – 2.0%
Taboola.com Ltd. (Israel)*	539,207	2,054,379
IT Services – 5.6%
Matrix IT Ltd. (Israel)	80,764	1,989,586
One Software Technologies Ltd. (Israel)	107,858	1,962,480
Wix.com Ltd. (Israel)*	8,024	1,916,853
Total IT Services		5,868,919
Investments	Shares	Value
Machinery – 1.9%
Stratasys Ltd.*	217,668	$2,026,489
Media – 1.9%
Perion Network Ltd. (Israel)*	217,298	1,946,990
Pharmaceuticals – 3.6%
MediWound Ltd. (Israel)*	106,930	2,093,689
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	90,253	1,600,186
Total Pharmaceuticals		3,693,875
Professional Services – 5.3%
Danel Adir Yeoshua Ltd. (Israel)	15,905	1,847,041
Fiverr International Ltd.*	55,682	1,718,903
Hilan Ltd. (Israel)	31,433	1,971,426
Total Professional Services		5,537,370
Semiconductors & Semiconductor Equipment – 8.5%
Camtek Ltd. (Israel)	19,820	1,873,783
Nova Ltd. (Israel)*	8,015	1,965,118
Qualitau Ltd. (Israel)	25,763	1,792,948
Tower Semiconductor Ltd. (Israel)*	37,159	1,816,703
Valens Semiconductor Ltd. (Israel)*	567,753	1,339,897
Total Semiconductors & Semiconductor Equipment		8,788,449
Software – 31.0%
Allot Ltd. (Israel)*	248,490	2,136,324
Cellebrite DI Ltd. (Israel)*	84,700	2,036,188
Check Point Software Technologies Ltd. (Israel)*	10,440	2,276,129
Cognyte Software Ltd. (Israel)*	197,018	1,834,238
CyberArk Software Ltd.*	5,586	2,072,294
JFrog Ltd. (Israel)*	58,395	2,029,810
Magic Software Enterprises Ltd. (Israel)	153,868	2,016,940
Monday.com Ltd.*	8,030	2,051,344
Nice Ltd. (Israel)*(a)	11,883	1,974,242
Pagaya Technologies Ltd., Class A*	219,110	2,033,341
RADCOM Ltd. (Israel)*	137,832	1,768,384
Radware Ltd. (Israel)*	89,327	1,987,526
Riskified Ltd., Class A*	391,067	2,010,084
Sapiens International Corp. NV (Israel)	74,531	2,039,168
SimilarWeb Ltd. (Israel)*	120,751	1,957,374
WalkMe Ltd. (Israel)*	145,813	2,034,091
Total Software		32,257,477
Wireless Telecommunication Services – 3.6%
Cellcom Israel Ltd. (Israel)*	285,158	1,880,119
Partner Communications Co. Ltd. (Israel)*	262,332	1,833,002
Total Wireless Telecommunication Services		3,713,121
Total Common Stocks
(Cost $88,435,173)		103,810,168

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) ARK Israel Innovative Technology ETF
January 31, 2025 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.28%(b) (Cost $246,247)	246,247	$246,247
Total Investments – 100.0% (Cost $88,681,420)		104,056,415
Liabilities in Excess of Other Assets – (0.0)%(c)		(43,429)
Net Assets – 100.0%		$104,012,986

*         Non-income producing security

(a)      American Depositary Receipt

(b)      Rate shown represents annualized 7-day yield as of January 31, 2025.

(c)      Less than 0.05%

Country	Value	% of Net Assets
Israel	$ 83,755,747	80.5%
United States	20,300,668	19.5
Total Investments	104,056,415	100.0
Liabilities in Excess of Other Assets	(43,429)	(0.0)
Net Assets	$104,012,986	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2025, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$101,776,077	$ —	$2,034,091	$103,810,168
Money Market Fund	246,247	—	—	246,247
Total	$102,022,324	$ —	$2,034,091	$104,056,415

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
January 31, 2025 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF (consolidated)
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 996,778,368	$ 991,754,635	$ 5,068,158,456	$ 1,671,449,989
Investments in affiliated securities at fair value (Note 2)	182,911,716	21,101,584	1,718,614,459	239,364,662
Receivables:
Dividends and interest	2,937	130,148	44,169	3,982
Capital shares sold	—	—	15,716,340	—
Investment securities sold	24,852,640	—	122,994,030	95,085
Tax reclaims	4,024,465	44,776	1,446,000	—
Total Assets	1,208,570,126	1,013,031,143	6,926,973,454	1,910,913,718
LIABILITIES:
Due to custodian	2	—	—	432
Payables:
Capital shares purchased	22,826,995	—	116,300,914	—
Investment securities purchased	1,989,458	—	26,254,595	—
Management fees (Note 3)	728,096	634,403	4,111,332	1,160,748
Total Liabilities	25,544,551	634,403	146,666,841	1,161,180
NET ASSETS	$ 1,183,025,575	$1,012,396,740	$ 6,780,306,613	$ 1,909,752,538
NET ASSETS CONSIST OF:
Paid-in capital	$ 6,235,647,577	$1,489,117,972	$16,245,835,363	$ 3,441,528,425
Total accumulated loss	(5,052,622,002)	(476,721,232)	(9,465,528,750)	(1,531,775,887)
NET ASSETS	$ 1,183,025,575	$1,012,396,740	$ 6,780,306,613	$ 1,909,752,538
Shares outstanding no par value (unlimited shares authorized)	44,050,000	12,350,000	107,850,000	15,850,000
Net asset value, per share	$ 26.86	$ 81.97	$ 62.87	$ 120.49
Investments in non-affiliated securities at cost	$ 2,291,367,319	$ 845,694,659	$ 4,391,492,557	$ 1,334,363,607
Investments in affiliated securities at cost	$ 681,236,255	$ 63,249,410	$ 4,361,606,468	$ 107,171,298

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)
January 31, 2025 (Unaudited)
	ARK Fintech Innovation ETF (consolidated)	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 1,047,343,960	$309,834,204	$ 90,614,610	$ 104,056,415
Investments in affiliated securities at fair value (Note 2)	76,061,709	4,671,638	—	—
Foreign currency	—	—	318,993	—
Receivables:
Dividends and interest	2,321	28,062	15,237	3,250
Capital shares sold	—	56,840	—	—
Investment securities sold	1,139,960	483,179	—	—
Tax reclaims	13,157	—	250,319	—
Total Assets	1,124,561,107	315,073,923	91,199,159	104,059,665
LIABILITIES:
Due to custodian	483,456	—	—	3,320
Due to custodian for foreign currency	9,487	4,412	—	973
Payables:
Investment securities purchased	—	85,117	386,503	—
Management fees (Note 3)	687,079	189,059	50,160	41,521
Other accrued expenses	—	—	770	865
Total Liabilities	1,180,022	278,588	437,433	46,679
NET ASSETS	$ 1,123,381,085	$314,795,335	$ 90,761,726	$ 104,012,986
NET ASSETS CONSIST OF:
Paid-in capital	$ 2,399,932,586	$379,328,107	$ 345,731,292	$ 215,951,161
Total accumulated loss	(1,276,551,501)	(64,532,772)	(254,969,566)	(111,938,175)
NET ASSETS	$ 1,123,381,085	$314,795,335	$ 90,761,726	$ 104,012,986
Shares outstanding no par value (unlimited shares authorized)	26,950,000	15,100,000	4,100,000	4,350,000
Net asset value, per share	$ 41.68	$ 20.85	$ 22.14	$ 23.91
Investments in non-affiliated securities at cost	$ 889,849,128	$265,255,870	$ 116,117,601	$ 88,681,420
Investments in affiliated securities at cost	$ 51,854,434	$ 8,248,606	$ —	$ —
Foreign currency at cost	$ —	$ —	$ 320,105	$ —

See accompanying Notes to Financial Statements.

Statements of Operations
For the Six Months Ended January 31, 2025 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF (consolidated)
INVESTMENT INCOME:
Unaffiliated dividend income	$ 379,007	$ 2,039,416	$ 756,303	$ 431,213
Foreign withholding tax	(1,148,968)	(158,972)	(332,642)	(24,045)
Total Income	(769,961)	1,880,444	423,661	407,168
EXPENSES:
Management fees	4,700,380	3,190,431	22,928,956	5,916,995
Overdraft expense	64	—	84	1,762
Total Expenses	4,700,444	3,190,431	22,929,040	5,918,757
Net Investment Loss	(5,470,405)	(1,309,987)	(22,505,379)	(5,511,589)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(470,586,873)	(133,484,148)	(1,426,091,468)	(208,663,108)
Investments in affiliated securities	(385,823,928)	—	(93,789,418)	4,825,271
In-kind redemptions – non-affiliated securities	29,854,529	3,057,684	803,264,290	62,709,842
In-kind redemptions – affiliated securities	(25,456,474)	(37,689)	19,067,873	(145,742)
Net realized loss	(852,012,746)	(130,464,153)	(697,548,723)	(141,273,737)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	642,754,221	443,692,150	2,747,609,790	748,217,742
Investments in affiliated securities	184,733,577	2,953,087	(59,908,942)	74,735,309
Change in unrealized appreciation	827,487,798	446,645,237	2,687,700,848	822,953,051
Net realized and unrealized gain (loss) on investments and foreign currency translation	(24,524,948)	316,181,084	1,990,152,125	681,679,314
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (29,995,353)	$ 314,871,097	$1,967,646,746	$ 676,167,725

See accompanying Notes to Financial Statements.

Statements of Operations (concluded)
For the Six Months Ended January 31, 2025 (Unaudited)
	ARK Fintech Innovation ETF (consolidated)	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$ 796,116	$ 817,328	$ 359,643	$ 505,259
Affiliated dividend income	—	22,652	—	—
Foreign withholding tax	(23,837)	(27,454)	(6,613)	(108,422)
Total Income	772,279	812,526	353,030	396,837
EXPENSES:
Management fees	3,665,803	952,511	317,275	240,235
Overdraft expense	12,775	239	1,504	9,710
Other expenses	—	—	4,843	4,981
Total Expenses	3,678,578	952,750	323,622	254,926
Less expense waivers and reimbursements	—	(15,889)(1)	—	—
Net Expenses	3,678,578	936,861	323,622	254,926
Net Investment Income (Loss)	(2,906,299)	(124,335)	29,408	141,911
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(21,749,756)	(25,894,349)	(18,615,614)	670,790
Investments in affiliated securities	(47,338)	(1,648,012)	—	—
Foreign currency transactions	(174,810)	(10,993)	(21,466)	(29,446)
In-kind redemptions – non-affiliated securities	50,206,592	1,103,614	2,189,039	3,608,162
In-kind redemptions – affiliated securities	(71,003)	(224,200)	—	—
Net realized gain (loss)	28,163,685	(26,673,940)	(16,448,041)	4,249,506
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	362,366,586	104,881,164	23,142,113	13,914,539
Investments in affiliated securities	23,246,048	2,084,780	—	—
Foreign currency translation	252	(510)	(11,352)	(2)
Change in unrealized appreciation	385,612,886	106,965,434	23,130,761	13,914,537
Net realized and unrealized gain on investments and foreign currency translation	413,776,571	80,291,494	6,682,720	18,164,043
Net Increase in Net Assets Resulting From Operations	$410,870,272	$ 80,167,159	$ 6,712,128	$18,305,934

(1)  The Adviser has agreed to reduce the acquired fund fees and expenses from their management fees for ARK Space Exploration & Innovation ETF as a result of investing in The 3D Printing ETF. Refer to Note 3.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS:
Net investment loss	$ (5,470,405)	$ (12,028,814)	$ (1,309,987)	$ (2,309,891)
Net realized loss on investments and foreign currency transactions	(852,012,746)	(1,481,943,629)	(130,464,153)	(139,474,463)
Net change in unrealized appreciation on investments and foreign currency translations	827,487,798	789,176,756	446,645,237	81,139,271
Net increase (decrease) in net assets resulting from operations	(29,995,353)	(704,795,687)	314,871,097	(60,645,083)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	878,769,618	1,072,099,765	4,046,428	10,865,479
Cost of shares redeemed	(1,129,150,644)	(1,400,563,723)	(98,340,614)	(329,058,291)
Net decrease in net assets resulting from shareholder transactions	(250,381,026)	(328,463,958)	(94,294,186)	(318,192,812)
Increase (decrease) in net assets	(280,376,379)	(1,033,259,645)	220,576,911	(378,837,895)
NET ASSETS:
Beginning of period	1,463,401,954	2,496,661,599	791,819,829	1,170,657,724
End of period	$ 1,183,025,575	$ 1,463,401,954	$1,012,396,740	$ 791,819,829
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	54,300,000	65,800,000	14,000,000	19,900,000
Shares sold	35,050,000	38,250,000	50,000	200,000
Shares redeemed	(45,300,000)	(49,750,000)	(1,700,000)	(6,100,000)
Shares outstanding, end of period	44,050,000	54,300,000	12,350,000	14,000,000
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Internet ETF
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (Unaudited)	(consolidated) Year Ended July 31, 2024
OPERATIONS:
Net investment loss	$ (22,505,379)	$ (53,890,604)	$ (5,511,589)	$ (9,856,320)
Net realized loss on investments and foreign currency transactions	(697,548,723)	(5,104,347,182)	(141,273,737)	(991,832,099)
Net change in unrealized appreciation on investments and foreign currency translations	2,687,700,848	4,295,062,357	822,953,051	1,220,057,077
Net increase (decrease) in net assets resulting from operations	1,967,646,746	(863,175,429)	676,167,725	218,368,658
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,507,488,511	7,856,112,757	69,658,368	216,700,868
Cost of shares redeemed	(4,660,526,672)	(10,322,592,100)	(230,455,727)	(691,198,315)
Net decrease in net assets resulting from shareholder transactions	(1,153,038,161)	(2,466,479,343)	(160,797,359)	(474,497,447)
Increase (decrease) in net assets	814,608,585	(3,329,654,772)	515,370,366	(256,128,789)
NET ASSETS:
Beginning of period	5,965,698,028	9,295,352,800	1,394,382,172	1,650,510,961
End of period	$ 6,780,306,613	$ 5,965,698,028	$1,909,752,538	$1,394,382,172
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	131,100,000	184,350,000	17,800,000	24,550,000
Shares sold	65,650,000	174,900,000	650,000	2,950,000
Shares redeemed	(88,900,000)	(228,150,000)	(2,600,000)	(9,700,000)
Shares outstanding, end of period	107,850,000	131,100,000	15,850,000	17,800,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Fintech Innovation ETF		ARK Space Exploration & Innovation ETF
	Six Months Ended January 31, 2025 (Unaudited)	(consolidated) Year Ended July 31, 2024	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS:
Net investment loss	$ (2,906,299)	$ (5,096,823)	$ (124,335)	$ (84,084)
Net realized gain (loss) on investments and foreign currency transactions	28,163,685	(353,111,280)	(26,673,940)	(43,815,729)
Net change in unrealized appreciation on investments and foreign currency translations	385,612,886	471,020,520	106,965,434	35,669,112
Net increase (decrease) in net assets resulting from operations	410,870,272	112,812,417	80,167,159	(8,230,701)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	59,030,238	35,042,227	18,505,192	6,395
Cost of shares redeemed	(174,733,076)	(407,930,411)	(10,113,039)	(64,478,167)
Net increase (decrease) in net assets resulting from shareholder transactions	(115,702,838)	(372,888,184)	8,392,153	(64,471,772)
Increase (decrease) in net assets	295,167,434	(260,075,767)	88,559,312	(72,702,473)
NET ASSETS:
Beginning of period	828,213,651	1,088,289,418	226,236,023	298,938,496
End of period	$1,123,381,085	$ 828,213,651	$ 314,795,335	$226,236,023
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	30,400,000	45,050,000	14,800,000	19,200,000
Shares sold	1,700,000	1,300,000	950,000	—
Shares redeemed	(5,150,000)	(15,950,000)	(650,000)	(4,400,000)
Shares outstanding, end of period	26,950,000	30,400,000	15,100,000	14,800,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The 3D Printing ETF		ARK Israel Innovative Technology ETF
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
OPERATIONS:
Net investment income	$ 29,408	$ 417,615	$ 141,891	$ 132,058
Net realized gain (loss) on investments and foreign currency transactions	(16,448,041)	(30,716,929)	4,249,506	(7,025,662)
Net change in unrealized appreciation on investments and foreign currency translations	23,130,761	3,450,186	13,914,537	6,448,450
Net increase (decrease) in net assets resulting from operations	6,712,128	(26,849,128)	18,305,934	(445,154)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(470,008)	—	(440,002)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	—	29,874,741
Cost of shares redeemed	(20,834,076)	(53,652,141)	(13,065,840)	(30,150,723)
Net decrease in net assets resulting from shareholder transactions	(20,834,076)	(53,652,141)	(13,065,840)	(275,982)
Increase (decrease) in net assets	(14,591,956)	(80,501,269)	4,800,092	(721,136)
NET ASSETS:
Beginning of period	105,353,682	185,854,951	99,212,894	99,934,030
End of period	$ 90,761,726	$105,353,682	$104,012,986	$ 99,212,894
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,100,000	7,600,000	4,950,000	4,975,000
Shares sold	—	—	—	1,600,000
Shares redeemed	(1,000,000)	(2,500,000)	(600,000)	(1,625,000)
Shares outstanding, end of period	4,100,000	5,100,000	4,350,000	4,950,000

See accompanying Notes to Financial Statements.

Financial Highlights ARK Genomic Revolution ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of period	$ 26.95	$ 37.94	$ 36.67	$ 84.40	$ 53.70	$ 34.50
Net investment loss(1)	(0.11)	(0.20)	(0.23)	(0.35)	(0.24)	(0.28)
Net realized and unrealized gain (loss) on investments	0.02	(10.79)	1.50	(47.00)	31.73	20.53
Total gain (loss) from investment operations	(0.09)	(10.99)	1.27	(47.35)	31.49	20.25
Distributions to shareholders:
Net realized gains	—	—	—	(0.38)	(0.79)	(1.05)
Total distributions	—	—	—	(0.38)	(0.79)	(1.05)
Net asset value, end of period	$ 26.86	$ 26.95	$ 37.94	$ 36.67	$ 84.40	$ 53.70
Market value, end of period	$ 26.84	$ 26.95	$ 38.00	$ 36.61	$ 84.35	$ 53.70
Total Return at Net Asset Value(2)	(0.35)%	(28.97)%	3.46%	(56.27)%	58.48%	60.41%
Total Return at Market Value(2)	(0.41)%	(29.08)%	3.80%	(56.32)%	58.39%	60.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,183,026	$1,463,402	$2,496,662	$2,780,026	$8,588,014	$1,589,856
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.87)%(3)	(0.71)%	(0.70)%	(0.62)%	(0.28)%	(0.73)%
Portfolio turnover rate(4)	20%	26%	28%	51%	45%	50%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last trade price. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Autonomous Technology & Robotics ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of period	$ 56.56	$ 58.83	$ 56.11	$ 81.12	$ 52.69	$ 33.05
Net investment loss(1)	(0.10)	(0.13)	(0.16)	(0.30)	(0.33)	(0.13)
Net realized and unrealized gain (loss) on investments	25.51	(2.14)	2.88	(24.10)	29.42	19.77
Total gain (loss) from investment operations	25.41	(2.27)	2.72	(24.40)	29.09	19.64
Distributions to shareholders:
Net realized gains	—	—	—	(0.61)	(0.66)	—
Total distributions	—	—	—	(0.61)	(0.66)	—
Net asset value, end of period	$ 81.97	$ 56.56	$ 58.83	$ 56.11	$ 81.12	$ 52.69
Market value, end of period	$ 82.00	$ 56.53	$ 58.86	$ 56.07	$ 81.18	$ 52.78
Total Return at Net Asset Value(2)	44.93%	(3.86)%	4.85%	(30.27)%	55.31%	59.43%
Total Return at Market Value(2)	45.06%	(3.96)%	4.98%	(30.38)%	55.17%	59.65%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,012,397	$791,820	$1,170,658	$1,211,939	$2,806,640	$447,887
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.31)%(3)	(0.25)%	(0.32)%	(0.42)%	(0.41)%	(0.34)%
Portfolio turnover rate(4)	14%	20%	21%	54%	86%	71%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last trade price. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Innovation ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of period	$ 45.50	$ 50.42	$ 45.14	$ 119.91	$ 80.37	$ 48.36
Net investment loss(1)	(0.19)	(0.33)	(0.30)	(0.60)	(0.75)	(0.38)
Net realized and unrealized gain (loss) on investments	17.56	(4.59)	5.58	(73.39)	42.33	32.58
Total gain (loss) from investment operations	17.37	(4.92)	5.28	(73.99)	41.58	32.20
Distributions to shareholders:
Net realized gains	—	—	—	(0.78)	(2.04)	(0.19)
Total distributions	—	—	—	(0.78)	(2.04)	(0.19)
Net asset value, end of period	$ 62.87	$ 45.50	$ 50.42	$ 45.14	$ 119.91	$ 80.37
Market value, end of period	$ 62.87	$ 45.53	$ 50.45	$ 45.13	$ 120.00	$ 80.37
Total Return at Net Asset Value(2)	38.15%	(9.75)%	11.71%	(62.04)%	51.65%	66.82%
Total Return at Market Value(2)	38.09%	(9.75)%	11.79%	(62.08)%	51.76%	66.47%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$6,780,307	$5,965,698	$9,295,353	$9,336,819	$22,495,429	$6,132,599
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.74)%(3)	(0.74)%	(0.74)%	(0.75)%	(0.63)%	(0.70)%
Portfolio turnover rate(4)	18%	39%	26%	55%	71%	80%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last trade price. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Next Generation Internet ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of period	$ 78.34	$ 67.23	$ 54.55	$ 147.37	$ 99.48	$ 52.32
Net investment loss(1)	(0.33)	(0.46)	(0.37)	(0.81)	(0.98)	(0.45)
Net realized and unrealized gain (loss) on investments	42.48	11.57	13.05	(88.70)	50.76	47.61
Total gain (loss) from investment operations	42.15	11.11	12.68	(89.51)	49.78	47.16
Distributions to shareholders:
Net realized gains	—	—	—	(3.31)	(1.89)	—
Total distributions	—	—	—	(3.31)	(1.89)	—
Net asset value, end of period	$ 120.49	$ 78.34	$ 67.23	$ 54.55	$ 147.37	$ 99.48
Market value, end of period	$ 120.44	$ 77.79	$ 67.31	$ 54.48	$ 147.55	$ 99.49
Total Return at Net Asset Value(2)	53.81%	16.52%	23.25%	(61.95)%	50.06%	90.13%
Total Return at Market Value(2)	54.83%	15.57%	23.55%	(62.04)%	50.24%	89.58%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,909,753	$1,394,382	$1,650,511	$1,456,499	$5,813,640	$1,920,045
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.70)%(3)	(0.66)%	(0.74)%	(0.75)%	(0.69)%	(0.68)%
Portfolio turnover rate(4)	13%	54%	33%	76%	120%	93%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last trade price. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Fintech Innovation ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of period	$ 27.24	$ 24.16	$ 17.91	$ 50.67	$ 36.18	$ 22.84
Net investment loss(1)	(0.10)	(0.13)	(0.10)	(0.24)	(0.30)	(0.10)
Net realized and unrealized gain (loss) on investments	14.54	3.21	6.35	(32.52)	14.97	13.74
Total gain (loss) from investment operations	14.44	3.08	6.25	(32.76)	14.67	13.64
Distributions to shareholders:
Net realized gains	—	—	—	—	(0.18)	(0.30)
Total distributions	—	—	—	—	(0.18)	(0.30)
Net asset value, end of period	$ 41.68	$ 27.24	$ 24.16	$ 17.91	$ 50.67	$ 36.18
Market value, end of period	$ 41.70	$ 27.22	$ 24.20	$ 17.88	$ 50.68	$ 36.26
Total Return at Net Asset Value(2)	52.99%	12.78%	34.92%	(64.66)%	40.58%	60.36%
Total Return at Market Value(2)	53.20%	12.48%	35.35%	(64.72)%	40.29%	60.59%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,123,381	$828,214	$1,088,289	$936,432	$3,610,269	$347,337
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.59)%(3)	(0.52)%	(0.56)%	(0.65)%	(0.60)%	(0.40)%
Portfolio turnover rate(4)	9%	37%	26%	75%	78%	55%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last trade price. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Space Exploration & Innovation ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	For the Period March 30, 2021(1) through July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 15.29	$ 15.57	$ 14.93	$ 20.35	$ 20.00
Net investment loss(2)	(0.01)	(0.00)(3)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	5.57	(0.28)	0.65	(5.39)	0.37
Total gain (loss) from investment operations	5.56	(0.28)	0.64	(5.42)	0.35
Total distributions	—	—	—	—	—
Net asset value, end of period	$ 20.85	$ 15.29	$ 15.57	$ 14.93	$ 20.35
Market value, end of period	$ 20.86	$ 15.25	$ 15.59	$ 14.93	$ 20.34
Total Return at Net Asset Value(4)	36.37%	(1.82)%	4.27%	(26.64)%	1.77%
Total Return at Market Value(4)	36.79%	(2.18)%	4.42%	(26.60)%	1.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$314,795	$226,236	$298,938	$319,536	$607,553
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.74%(5)	0.75%	0.75%	0.75%	0.75%(5)
Expenses, net of expense waivers and reimbursements	0.73%(5)	0.72%	0.71%	0.70%	0.71%(5)
Net investment loss	(0.10)%(5)	(0.03)%	(0.10)%	(0.18)%	(0.26)%(5)
Portfolio turnover rate(6)	10%	18%	8%	41%	46%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Amount represents less than $0.005.

(4)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last trade price. Total return calculated for a period of less than one year is not annualized.

(5)  Annualized.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) The 3D Printing ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of period	$ 20.66	$ 24.45	$ 23.15	$ 38.04	$ 22.28	$ 22.04
Net investment income (loss)(1)	0.01	0.07	(0.00)(2)	(0.05)	0.00(2)	(0.00)(2)
Net realized and unrealized gain (loss) on investments	1.58	(3.86)	1.30	(14.84)	15.76	0.25
Total gain (loss) from investment operations	1.59	(3.79)	1.30	(14.89)	15.76	0.25
Distributions to shareholders:
Net investment income	(0.11)	—	—	(0.00)(2)	—	(0.01)
Total distributions	(0.11)	—	—	(0.00)	—	(0.01)
Net asset value, end of period	$ 22.14	$ 20.66	$ 24.45	$ 23.15	$ 38.04	$ 22.28
Market value, end of period	$ 22.10	$ 20.62	$ 24.43	$ 23.16	$ 38.00	$ 22.16
Total Return at Net Asset Value(3)	7.69%	(15.53)%	5.61%	(39.14)%	70.76%	1.15%
Total Return at Market Value(3)	7.71%	(15.60)%	5.48%	(39.05)%	71.48%	(0.34)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$90,762	$105,354	$185,855	$209,550	$515,504	$41,217
Ratio to average net assets of:
Expenses	0.67%(4)	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment income (loss)	0.06%(4)	0.31%	(0.01)%	(0.15)%	0.00%(5)	0.00%(5)
Portfolio turnover rate(6)	15%	39%	45%	37%	59%	37%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last trade price. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Amount represents less than 0.00%.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded) ARK Israel Innovative Technology ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of period	$ 20.04	$ 20.09	$ 19.37	$ 30.26	$ 25.00	$ 20.54
Net investment income (loss)(1)	0.03	0.03	(0.00)(2)	(0.04)	0.05	(0.03)
Net realized and unrealized gain (loss) on investments	3.94	(0.08)	0.72	(10.75)	5.21	4.97
Total gain (loss) from investment operations	3.97	(0.05)	0.72	(10.79)	5.26	4.94
Distributions to shareholders:
Net investment income	(0.10)	—	—	(0.10)	—	(0.48)
Total distributions	(0.10)	—	—	(0.10)	—	(0.48)
Net asset value, end of period	$ 23.91	$ 20.04	$ 20.09	$ 19.37	$ 30.26	$ 25.00
Market value, end of period	$ 24.02	$ 19.98	$ 20.07	$ 19.36	$ 30.15	$ 24.74
Total Return at Net Asset Value(3)	19.84%	(0.22)%	3.72%	(35.79)%	21.06%	24.31%
Total Return at Market Value(3)	20.77%	(0.45)%	3.67%	(35.57)%	21.87%	22.41%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$104,013	$99,213	$99,934	$118,134	$283,716	$48,123
Ratio to average net assets of:
Expenses	0.51%(4)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.28%(4)	0.13%	(0.02)%	(0.15)%	0.15%	(0.14)%
Portfolio turnover rate(5)	27%	43%	51%	58%	88%	86%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last trade price. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements.

Notes to Financial Statements January 31, 2025 (Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of eight (8) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, ARK Space Exploration & Innovation ETF, The 3D Printing ETF, and ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust’s fiscal and tax reporting year ends July 31.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities that are traded on a securities market are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Adviser, which was selected by the Board of Trustees of the Trust (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security. Investments in money market funds are valued at their NAV as of the close of each business day. Exchange-traded funds (“ETFs”) are valued at their last sale or official closing price on the principal market.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on an accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Notes to Financial Statements (continued) January 31, 2025 (Unaudited)

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Wholly-owned Subsidiary

ARK Next Generation Internet ETF and ARK Fintech Innovation ETF gain exposure to cryptocurrency through investments in wholly-owned subsidiaries ARK Next Generation Internet (Cayman) Fund and ARK Fintech Innovation (Cayman) Fund, respectively (the “Subsidiaries”). The Subsidiaries are organized under the laws of the Cayman Islands. The Subsidiaries are advised by the Adviser, and have the same investment objective as their respective parent Fund. All intercompany transactions and balances have been eliminated in consolidation.

3. Management and Other Agreements

Management

The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF, each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the oversight of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of trustee fees and various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Adviser has agreed to reduce their Management Fee for the ARK Space Exploration & Innovation ETF as a result of investing in The 3D Printing ETF. As such, the Management Fees in the Statement of Operations have been reduced by $15,889. The Adviser has also agreed to waive or credit a portion of the Management Fee in an amount equal to (1) any net profit received by the Adviser for the ARK Next Generation Internet ETF and ARK Fintech Innovation ETF as a result of investing in ARK 21Shares Bitcoin ETF, and (2) any net fees received by the Adviser with respect to other investments in which the Subsidiaries invest. The Adviser has not received any net profit for the six-month period ending January 31, 2025.

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and also provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Board of Trustees

Each Independent Trustee receives an annual retainer fee of $230,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $60,000 and $20,000, respectively, for their service as such. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Notes to Financial Statements (continued) January 31, 2025 (Unaudited)

4. Creation and Redemption Transactions

As of January 31, 2025, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended January 31, 2025 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution ETF	$ 245,648,976	$ 247,706,629
ARK Autonomous Technology & Robotics ETF	118,128,901	117,873,471
ARK Innovation ETF	1,148,523,084	1,084,752,583
ARK Next Generation Internet ETF (consolidated)	197,058,729	217,707,554
ARK Fintech Innovation ETF (consolidated)	89,366,012	97,539,218
ARK Space Exploration & Innovation ETF	26,389,622	26,555,422
The 3D Printing ETF	14,625,723	16,236,589
ARK Israel Innovative Technology ETF	27,811,165	26,360,642

For the period ended January 31, 2025, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$ 875,179,081	$1,124,230,107
ARK Autonomous Technology & Robotics ETF	4,046,552	98,181,584
ARK Innovation ETF	3,401,825,738	4,652,202,903
ARK Next Generation Internet ETF (consolidated)	57,086,484	205,483,198
ARK Fintech Innovation ETF (consolidated)	53,446,152	164,734,141
ARK Space Exploration & Innovation ETF	17,987,776	9,952,880
The 3D Printing ETF	—	20,768,206
ARK Israel Innovative Technology ETF	—	12,782,139

6. Federal Income Tax

Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The management of the Funds is required to analyze all open tax years (2021 − 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued) January 31, 2025 (Unaudited)

At January 31, 2025, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$ 3,102,354,373	$ 46,261,200	$ (1,839,174,690)	$ (1,792,913,490)
ARK Autonomous Technology & Robotics ETF	911,058,072	293,903,725	(189,991,575)	103,912,150
ARK Innovation ETF	9,471,813,378	1,142,293,926	(3,108,620,036)	(1,966,326,110)
ARK Next Generation Internet ETF (consolidated)	1,603,516,642	716,891,922	(247,612,176)	469,279,746
ARK Fintech Innovation ETF (consolidated)	971,500,104	375,801,432	(194,099,325)	181,702,107
ARK Space Exploration & Innovation ETF	279,051,259	74,409,419	(33,408,053)	41,001,366
The 3D Printing ETF	120,625,931	9,722,555	(35,225,546)	(25,502,991)
ARK Israel Innovative Technology ETF	94,915,927	23,053,148	(7,678,153)	15,374,995

The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-REIT income and basis adjustments, in-kind creation and redemption transactions, net operating losses, foreign currency gains and losses, passive foreign investment companies, grantor trust adjustments, and late year ordinary loss deferrals. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values.

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended July 31, 2024, the Funds incurred and elected to defer to August 1, 2024 Post-October Losses and Late Year Ordinary Losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution ETF	$ (6,970,425)	$ —
ARK Autonomous Technology & Robotics ETF	(2,010,236)	—
ARK Innovation ETF	(30,361,878)	—
ARK Next Generation Internet ETF (consolidated)	(2,868,614)	—
ARK Fintech Innovation ETF (consolidated)	(3,171,792)	—
ARK Space Exploration & Innovation ETF	(298,367)	—
The 3D Printing ETF	—	—
ARK Israel Innovative Technology ETF	—	—

At July 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$ 239,333,512	$2,026,170,625	$2,265,504,137
ARK Autonomous Technology & Robotics ETF	16,709,299	428,025,704	444,735,003
ARK Innovation ETF	1,093,502,556	4,936,569,751	6,030,072,307
ARK Next Generation Internet ETF (consolidated)	247,165,650	1,442,254,306	1,689,419,956
ARK Fintech Innovation ETF (consolidated)	572,313,491	878,228,032	1,450,541,523
ARK Space Exploration & Innovation ETF	17,899,564	54,991,130	72,890,694
The 3D Printing ETF	95,119,190	113,411,026	208,530,216
ARK Israel Innovative Technology ETF	63,102,350	62,364,286	125,466,636

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements (continued) January 31, 2025 (Unaudited)

8. Investment Risks

The Funds’ prospectus contains additional information regarding the risks associated with an investment in a Fund.

Concentration Risk: The ARK Autonomous Technology & Robotics ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Fintech Innovation ETF is concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF is concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Internet ETF is concentrated in securities of issuers having their principal business activities in the internet information provider and catalog and mail order house industry. The ARK Space Exploration & Innovation ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector and (ii) information technology sector. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if their respective indices, The Total 3-D Printing Index and The ARK Israeli Innovation Index, concentrate in such industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF is not concentrated in any industry.

As of January 31, 2025, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry, the ARK Autonomous Technology & Robotics ETF had more than 25% of its assets invested in the aerospace & defense industry, the ARK Space Exploration & Innovation ETF had more than 25% of its assets invested in the aerospace & defense industry, and the ARK Israel Innovative Technology ETF had more than 25% of its assets invested in the software industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

Market Risk: The value of the Funds’ assets will fluctuate as the markets in which the Funds invest fluctuate. The value of the Funds’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, military conflicts, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures (including exchanges of the Funds’ underlying securities), infectious disease outbreaks or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to a Fund and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

Israel Risk: Because IZRL invests in securities of Israeli Companies, IZRL may be exposed to special risks and considerations. There may be less information concerning the securities of Israeli Companies available to the public than the securities of U.S. companies. There is also potential difficulty in obtaining or enforcing a court judgment, and the unique characteristics of securities of Israeli Companies and the Israel stock market may have a negative impact on IZRL. Any major hostilities involving Israel, including hostilities with neighboring countries, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on IZRL. Shares and dividends of Israeli Companies are often Israeli new shekel (“ILS”) denominated. Changes in the relationship of the ILS to the U.S. dollar and other currencies could have a negative impact on IZRL. The government of Israel may change the way in which Israeli Companies are taxed, or may impose taxes on foreign investment. Such actions could have an adverse impact on the overall market for securities of Israeli Companies and on IZRL.

Cryptocurrency Investment Risk: ARKW and ARKF may have exposure to cryptocurrency, such as bitcoin and Ether, indirectly through an investment in ARK 21Shares Bitcoin ETF, ProShares Ether Strategy ETF, and ARK 21Shares Active Ethereum Futures Strategy ETF that will experience any associated volatility of the underlying cryptocurrency. Additionally, the Funds may have exposure to cryptocurrency indirectly through investments in public companies that are active in the cryptocurrency markets. The Funds’ exposure to cryptocurrencies may change

Notes to Financial Statements (concluded) January 31, 2025 (Unaudited)

over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop.

9. New Accounting Pronouncement

In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU No. 2022-03”). The amendments in this update clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also introduced new disclosure requirements related to such equity securities. ASU No. 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management evaluated the new disclosure requirements and has determined that ASU No. 2022-03 adoption did not have a material impact on the Funds’ financial statements.

10. Other Matters

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in this update introduced new disclosure requirements related to significant segment expenses. Each Fund operates in one segment. The segment derives its revenues from the Fund’s investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Adviser. The CODM monitors the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s segment is consistent with that presented within the Fund’s financial statements.

11. Subsequent Events

At a meeting held on March 14, 2025, the Board of Trustees unanimously approved the action recommended by ARK Investment Mangement (“ARK”) for the following ETFs to voluntarily delist from NYSE Arca, Inc. and transfer the listings to Cboe BZX Exchange, Inc.:

ARKK: ARK Innovation ETF

ARKW: ARK Next Generation Internet ETF

ARKF: ARK Fintech Innovation ETF

ARK believes that the Trust and the shareholders of each fund will benefit from operational and promotional synergies derived from these listings joining other ARK ETFs already listed on Cboe BZX Exchange, Inc. March 28, 2025 will be the last day for trading of ARKK, ARKW and ARKF’s shares on NYSE Arca, Inc.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling (727) 810-8160. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling (727) 810-8160 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (727) 810-8160 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

Risks Involved with Investing in the Funds (Unaudited)

This report should be read in conjunction with the Funds’ prospectus.

The principal risks of investing in the ARK ETFs include:

Disruptive Innovation Risk Companies that the Adviser believes create and capitalize on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. A Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future.

Equity Securities Risk The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Funds may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Foreign Securities Risk Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, the availability of less reliable financial information, and government restrictions on repatriation of capital. Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between countries could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events outside of the Trust’s control, including natural disasters, climate change-related events, pandemics (such as the COVID-19 pandemic) or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets and may cause the Trust’s assets to decline.

Concentration Risk The Fund’s assets may be concentrated in a particular industry or group of industries to the extent the Index concentrates in a particular industry or group of industries. If the Fund’s assets are concentrated in a particular industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Index Tracking Risk An Index Fund’s return may not track the performance of the Index for a number of reasons. For example, an Index Fund incurs a number of operating expenses not applicable to the applicable Index and incurs costs associated with buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of the applicable Index. An Index Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the applicable Index. When the Index Fund’s Index is rebalanced and the Index Fund in turn rebalances its portfolio to attempt to increase the correlation between the Index Fund’s portfolio and its applicable Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Index Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index Fund’s applicable Index, which may increase the costs to and the tracking error risk of the Index Fund. In addition, the Index Fund may not be able to invest in certain securities included in the applicable Index or may not be able to invest in them in the exact proportions in which they are represented in the applicable Index, due to legal restrictions or limitations imposed by the governments of certain countries, potential adverse tax consequences or other regulatory reasons. The risk that the Index Fund may not track the performance of the applicable Index may be magnified during times of heightened market volatility or other unusual market conditions. A lack of liquidity may be due to various events, including markets events, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than market price of comparable liquid securities, which would negatively affect the Index Fund’s performance. To the extent the Index Fund calculates its NAV based on “fair value” prices for certain securities and the value of the applicable Index is based on securities’ closing prices (i.e., the value of the Index is not based on “fair value” prices), the Index Fund’s ability to track the applicable Index may be adversely affected. For tax efficiency purposes, the Index Fund may sell certain securities

Risks Involved with Investing in the Funds (Unaudited) (continued)

to realize losses causing it to deviate from the applicable Index. Errors in the construction or calculation of the applicable Index may occur from time to time and any such errors may not be immediately identified and corrected by Solactive, which may have an adverse impact on the Index Fund and its shareholders.

Authorized Participants Concentration Risk A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

Health Care Sector Risk Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Consumer Discretionary Risk The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cyber Security Risk As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Industrials Sector Risk Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates.

Information Technology Sector Risk Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, in the U.S. and abroad, including potential anti-trust actions, fines and penalties, and frequent new service and product announcements, introductions and enhancements, and changing customer demands.

Communications Sector Risk Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation.

Financial Technology Sector Risk Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future.

Non-Diversified Risk As a non-diversified investment company, a Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Market Trading Risk Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for the Fund’s shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in the Fund’s shares trading at a significant premium or discount to NAV. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

Risks Involved with Investing in the Funds (Unaudited) (concluded)

Subsidiary Risk ARKW and ARKF gain exposure to cryptocurrency through investments in the Subsidiaries. By investing in the Subsidiaries, ARKW and ARKF are indirectly exposed to the risks associated with the Subsidiaries’ investments. The investments held by the Subsidiaries are generally similar to those that are permitted to be held by ARKW and ARKF and are subject to the same risks that apply to similar investments if held directly by ARKW and ARKF. There can be no assurance that the investment objective of ARKW, ARKF or the Subsidiaries will be achieved. The Subsidiaries are not registered under the 1940 Act, and generally are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of ARKW, ARKF and/or the Subsidiaries to operate as intended and could adversely affect ARKW and ARKF. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of ARKW, ARKF and/or the Subsidiaries.

Tax Risk ARKW and ARKF may seek to gain exposure to cryptocurrency through investments in the Subsidiaries. Treasury regulations generally treat ARKW’s and ARKF’s income inclusion with respect to the Subsidiaries as qualifying income either if (A) there is a current distribution out of the earnings and profits of the Subsidiaries that are attributable to such income inclusion or (B) such inclusion is derived with respect to ARKW’s and ARKF’s business of investing in stock, securities, or currencies. The tax treatment of ARKW’s and ARKF’s investments in the Subsidiaries may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of ARKW’s and ARKF’s taxable income or any gains and distributions made by ARKW and ARKF. No assurances can be provided that the IRS would not be able to successfully assert that ARKW’s and ARKF’s income from investments in the Subsidiaries was not “qualifying income,” in which case ARKW and ARKF would fail to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code if over 10% of their respective gross income was derived from these investments. If ARKW and ARKF failed to qualify as regulated investment companies, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, fund shareholders would likely suffer decreased investment returns.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue
St. Petersburg, FL 33701

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 200 Central Avenue, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood,
Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood,
Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date April 4, 2025

By (Signature and Title)*	/s/ William C. Cox
William C. Cox,
Treasurer and Chief Financial Officer
(principal financial officer)

Date April 4, 2025

* Print the name and title of each signing officer under his or her signature